Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net loss	$ (16,898)	$ (24,518)	$ (67,195)	$ (65,572)
Net loss attributable to common stockholders-basic and diluted	$ (16,898)	$ (24,518)	$ (67,195)	$ (65,572)
Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	2,854,065	0	241,055	0
Net loss per share, basic and diluted	$ (5.92)	$ 0.00	$ (278.75)	$ 0.00